Other Accrued Expenses and Other Current Liabilities (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Balance at beginning of year	$ 78	$ 679	$ 679
Additions (reversal) expense	856	(321)	3,772
Amounts utilized	(737)	(280)	(3,772)
Balance at end of year	$ 197	$ 78	$ 679